Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 16, 2020
Entity Registrant Name	dei_EntityRegistrantName	Virtus ETF Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0001648403
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 12, 2020
Document Effective Date	dei_DocumentEffectiveDate	Nov. 16, 2020
Prospectus Date	rr_ProspectusDate	Nov. 16, 2020
Virtus Terranova U.S. Quality Momentum ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Virtus Terranova U.S. Quality Momentum ETF (the “Fund”) seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Terranova U.S. Quality Momentum Index (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly organized, and, as of the date of this Prospectus, has not had any portfolio turnover.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest not less than 80% of its assets in component securities of the Underlying Index. The Underlying Index is designed to track the performance of quality large-capitalization companies listed in the United States, as determined by Indxx, LLC (“Indxx”), the index provider of the Underlying Index. Indxx is not affiliated with the Fund or the Fund’s investment adviser, Virtus ETF Advisers LLC (the “Adviser”). The Underlying Index includes common stock and American depositary receipts (“ADRs”).

The 500 largest U.S. securities by market capitalization, as determined by Indxx, are eligible for inclusion in the Underlying Index. Eligible securities are then screened and ranked based on a momentum and quality score. Momentum refers to a security’s tendency to exhibit persistence in its relative performance, and quality refers to companies that exhibit strong fundamentals. The momentum score is calculated based on an issuer’s last twelve months’ total return. The quality score is calculated based on the following three quality factors:

•return on equity (calculated as the issuer’s net income divided by average shareholder equity);

•debt to equity (calculated as the issuer’s total liabilities divided by total shareholder equity); and

•sales growth rate (calculated as the issuer’s annualized sales growth rate over the past three years).

The 250 securities with the highest calculated momentum score will form the selection universe for the Underlying Index. Each security is then ranked within each of the three quality factors (return on equity, debt to equity, and sales growth rate) and given a composite score based on its cumulative rank. The 125 securities with the lowest composite scores (i.e., the highest composite rankings) will form the components of the Underlying Index.

Securities within the Underlying Index are equally weighted at each rebalance and reconstitution. The Underlying Index is rebalanced and reconstituted quarterly. The Fund is reconstituted and rebalanced in accordance with the Underlying Index.

Under normal market conditions, the Fund will invest not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. securities. The Fund considers a security to be a “U.S. security” if: (i) its issuer is organized under the laws of, or maintains a principal place of business in, the U.S.; (ii) its principal trading market is in the U.S.; or (iii) its issuer, during its most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the U.S., or has at least 50% of its assets in the U.S.

The Fund will not seek to “beat” the performance of the Underlying Index and will not seek temporary defensive measures when markets decline or appear overvalued. Instead, the Fund uses a “passive” or indexing investment approach to try to approximate the investment performance of the Underlying Index by investing in a portfolio of securities that generally replicates the Underlying Index; however, there may be times when the Fund does not hold every security in the Underlying Index. The Adviser expects that, over time, the correlation between the Fund’s performance before fees and expenses and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Momentum Factor Investing Risk. Investing based on a momentum factor is subject to the risk that the selected securities may be more volatile than the market as a whole. High momentum may also be a sign that the securities’ prices have peaked, and therefore the returns on securities that have previously exhibited price momentum may be less than returns on other styles of investing. Momentum can turn quickly, and securities that previously exhibited high momentum may not experience continued positive momentum. The Fund may experience significant losses if momentum stops, reverses or otherwise behaves differently than predicted. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of the Fund may suffer.

Quality Factor Investing Risk. Investing based on a quality factor is subject to the risk that the past performance of these companies’ securities does not continue or that the returns on a quality style of investing are less than returns on other styles of investing or the overall stock market.

Depositary Receipts Risk. Changes in foreign currency exchange rates will affect the value of depositary receipts, such as ADRs, and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that the depositary receipt will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Fund’s Shares, to decline.

Concentration Risk. A fund concentrated in an industry or group of industries is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual industry may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes.

Market Risk. The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Fund’s control, including the quality of the Fund’s investments, economic conditions, adverse investor sentiment, poor management decisions, lower demand for a company’s goods or services, and general market conditions. In a declining market, the prices for all securities (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Security values tend to move in cycles, with periods when securities markets generally rise and periods when they generally decline. In addition, local, regional or global events such as war, acts of terrorism, natural or environmental disasters, the spread of infectious illnesses or other public health issues, recessions, or other events could have a significant impact on the Fund, its investments and the trading of its Shares. For example, an outbreak of an infectious respiratory illness, COVID-19, has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error or increased premiums or discounts to the Fund’s net asset value (“NAV”). The ongoing effects of COVID-19, and the length of its impact on the Fund or its investments, are unpredictable.

Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy that seeks to track the performance of the Underlying Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Underlying Index regardless of the current or projected performance of a specific security or the relevant sector as a whole. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s returns to be lower than if the Fund employed an active strategy. The Fund will seek to track the Underlying Index in all market conditions, including during adverse market conditions when other funds may seek to take temporary defensive measures (such as investing significantly in cash or cash equivalents). Accordingly, unless the Underlying Index allocates significant portions of its assets to cash and cash equivalents during times of adverse market or economic conditions, the Fund may be subject to a higher level of market risk during such times than other funds.

Index Tracking Risk. While the Adviser seeks to track the performance of the Underlying Index closely (i.e., to achieve a high degree of correlation with the Underlying Index), it will not seek to beat the performance of the Underlying Index. Further, the Fund’s return may not match or achieve a high degree of correlation with the returns of the Underlying Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies.

Calculation Methodology. The Underlying Index relies on various sources of information to assess the criteria of issuers included in the Underlying Index, including information that may be based on assumptions and estimates. The Fund, the Adviser, and Indxx cannot offer assurances that the Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable to process creation and/or redemption orders and no other Authorized Participant is able to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to NAV and possibly face delisting.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of Shares on the Exchange or any other exchange on which Shares are traded. It cannot be predicted whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the NAV of the Shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions and/or market volatility may result in trading prices that differ significantly from the Fund’s NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV. For example, during a “flash crash,” the market prices of the Fund’s Shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause Authorized Participants and other market makers to limit or cease trading in the Fund’s Shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.

No Assurance of Active Trading Market. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. Further, market makers (other than lead market makers) have no obligation to make markets in the Fund’s shares and may discontinue doing so at any time without notice.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year.
Virtus Terranova U.S. Quality Momentum ETF | Virtus Terranova U.S. Quality Momentum ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JOET
Management Fee	rr_ManagementFeesOverAssets	0.29%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 96

[1]	The management fee is structured as a “unified fee,” out of which the Fund’s adviser pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.